Note 14 - Net Income (Loss) Per Share (Details) - Net Income (Loss) per Share In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Net Income (Loss) per Share [Abstract]
Net income (loss) from continuing operations (in Yuan Renminbi)	$ 16,516	99,984	124,737	(744,090)
Net income from discontinued operations (in Yuan Renminbi)				127,553
Less: Net loss attributable to the noncontrolling interests (in Yuan Renminbi)	717	4,341	(5,773)	(317,163)
Net income (loss) attributable to the Company’s shareholders (in Yuan Renminbi)	$ 15,799	95,643	130,510	(299,374)
Weighted average number of ordinary shares outstanding (in Shares)	998,861,526	998,861,526	1,002,308,275	1,002,810,673
Share options (in Shares)	1,708,492	1,708,492	2,993,694
Total (in Shares)	1,000,570,018	1,000,570,018	1,005,301,969	1,002,810,673
Diluted net income (loss)from continuing operations per ordinary share	$ 0.02	0.10	0.13	(0.43)
Diluted net income from discontinued operations per ordinary share				0.13
Diluted net income (loss) per ordinary share	$ 0.02	0.10	0.13	(0.30)
Diluted net income (loss)from continuing operations per ADS		1.91	2.60	(8.51)
Diluted net income from discontinued operations per ADS				2.54
Diluted net income (loss) per ADS		1.91	2.60	(5.97)
Basic net income (loss) from continuing operations per ordinary share	$ 0.02	0.10	0.13	(0.43)
Basic net income from discontinued operations per ordinary share				0.13
Basic net income (loss) per ordinary share	$ 0.02	0.10	0.13	(0.30)
Basic net income (loss) from continuing operations per ADS		1.92	2.60	(8.51)
Basic net income from discontinued operations per ADS				2.54
Basic net income (loss) per ADS		1.92	2.60	(5.97)